Pay vs Performance Disclosure - USD ($)				12 Months Ended
	Apr. 01, 2023	May 15, 2022	Apr. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PRIOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(2)	COMPENSATION ACTUALLY PAID TO PRIOR PEO	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(1)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(2)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:(3)		NET INCOME ($M)	COMPANY SELECTED MEASURE: FX- NEUTRAL REVENUE ($M)(4)
							TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN
2024	$20,349,650	N/A	$49,091,343	N/A	$7,166,848	$12,002,184	$187.04	$299.72	$1,975	$10,281
2023	$21,560,669	N/A	$24,813,140	N/A	$7,702,798	$8,603,146	$129.19	$219.40	$2,767	$10,060
2022	$16,950,325	N/A	$(18,130,627)	N/A	$8,547,469	$673,193	$120.01	$139.00	$(1,269)	$10,115
2021	$21,685,102	N/A	$45,448,713	N/A	$12,005,041	$10,293,743	$188.89	$193.58	$13,608	$10,232
2020	$34,835,839	$42,798,223	$47,240,184	$16,181,647	$8,031,459	$18,418,381	$141.16	$143.89	$5,667	$8,868

(1)
The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:

•
2024: Mr. Iannone served as our PEO, and Mr. Garcia, Ms. Huber, Ms. Loeger, Mr. Priest and Ms. Wellington served as the Non-PEO NEOs. Ms. Huber’s employment with the Company terminated on June 21, 2024.

•
2023: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger and Mr. Priest served as the Non-PEO NEOs.

•
2022: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger, Mr. Priest and Mr. Thompson served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.

•
2021: Mr. Iannone served as our PEO and Mr. Boone, Mr. Cring, Ms. Loeger, Mr. Priest, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Mr. Cring, Ms. Jones, Mr. Lee, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Schenkel’s and Ms. Jones’s employment with the Company terminated on June 19, 2020 and December 16, 2020, respectively.

The dollar amounts reported are the amounts of total compensation reported for Mr. Iannone for each corresponding year in the “Total” column of the Summary Compensation Table.
(2)
The 2024 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2024
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$20,349,650	$7,166,848
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(16,315,235)	$(4,227,461)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$19,305,636	$4,843,267
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$19,651,127	$3,987,217
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,662,170	$361,460
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,643,352	$775,930
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$(1,045,757)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$794,643	$140,680
Total	$45,056,928	$9,062,798
COMPENSATION ACTUALLY PAID	$49,091,343	$12,002,184

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes.
The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the Summary Compensation Table of this Proxy Statement above.
PBRSU Valuation Assumptions
PBRSUs	Financial Metric Multiplier	TSR Realized Performance (Percentile)	Volatility	Risk-Free Interest Rate
2023 PBRSU	100% - 230%	50P - 75P	25.12%	4.09%
2024 PBRSU	100% - 230%	0P - 25P	27.59%	4.17%
Stock Option Valuation Assumptions
Grant Date	Expected Term (years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	3.41 - 4.63	$57.71	29.83% - 29.93%	1.70% - 2.37%	4.21% - 4.25%
5/15/2022	2.80 - 3.80	$46.65	29.83% - 29.93%	1.70% - 2.37%	4.18% - 4.33%
4/1/2023	3.12 - 4.27	$44.37	29.83% - 29.93%	1.70% - 2.37%	4.19% - 4.28%

(**)
Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.

(***)
Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.

(3)
The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

(4)
The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2024 to the Company’s performance:

Company Selected Measure Name				FX- NEUTRAL REVENUE
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) and other NEOs (the “Non-PEO NEOs”) for the applicable years were as follows:
•
2024: Mr. Iannone served as our PEO, and Mr. Garcia, Ms. Huber, Ms. Loeger, Mr. Priest and Ms. Wellington served as the Non-PEO NEOs. Ms. Huber’s employment with the Company terminated on June 21, 2024.

•
2023: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger and Mr. Priest served as the Non-PEO NEOs.

•
2022: Mr. Iannone served as our PEO, and Mr. Boone, Mr. Garcia, Ms. Loeger, Mr. Priest and Mr. Thompson served as the Non-PEO NEOs. Mr. Thompson’s employment with the Company terminated on April 29, 2022.
•
2021: Mr. Iannone served as our PEO and Mr. Boone, Mr. Cring, Ms. Loeger, Mr. Priest, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Cring’s and Ms. Yetto’s employment with the Company terminated on October 15, 2021 and March 16, 2021, respectively.

•
2020: Mr. Iannone served as our PEO, Mr. Schenkel served as our prior PEO, and Mr. Cring, Ms. Jones, Mr. Lee, Mr. Thompson and Ms. Yetto served as the Non-PEO NEOs. Mr. Schenkel’s and Ms. Jones’s employment with the Company terminated on June 19, 2020 and December 16, 2020, respectively.

Peer Group Issuers, Footnote
(3)
The peer group for TSR for each listed fiscal year is the S&P 500 Information Technology (Sector) Index. The TSR amounts disclosed in the table assume a fixed investment of $100, and the relevant “measurement period” for any given year presented is the market close on the last trading day before the registrant’s earliest fiscal year presented in the table, through and including the end of the fiscal year for which cumulative TSR is being calculated. In addition, the TSR for the earliest year in the table will represent the TSR over that “first” year while the TSR for the next earliest year will represent the cumulative TSR over the first and the second years.

Adjustment To PEO Compensation, Footnote
(2)
The 2024 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2024
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$20,349,650	$7,166,848
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(16,315,235)	$(4,227,461)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$19,305,636	$4,843,267
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$19,651,127	$3,987,217
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,662,170	$361,460
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,643,352	$775,930
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$(1,045,757)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$794,643	$140,680
Total	$45,056,928	$9,062,798
COMPENSATION ACTUALLY PAID	$49,091,343	$12,002,184

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Non-PEO NEO Average Total Compensation Amount				$ 7,166,848	$ 7,702,798	$ 8,547,469	$ 12,005,041	$ 8,031,459
Non-PEO NEO Average Compensation Actually Paid Amount				$ 12,002,184	8,603,146	673,193	10,293,743	18,418,381
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The 2024 Summary Compensation Table totals reported for our PEO and the average of the Non-PEO NEOs as a group for each year were subject to the following equity award adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid” using the methodology described below:

	2024
	PEO	AVERAGE FOR OTHER NEOs
Summary Compensation Table Total	$20,349,650	$7,166,848
Adjustments
Deduction for amount reported under the “Stock Awards” and “Option Awards” Columns of the Summary Compensation Table	$(16,315,235)	$(4,227,461)
Increase/deduction for the Inclusion of Rule 402(v) Equity Values(*):
Year End Fair Value of Equity Awards Granted During the Year	$19,305,636	$4,843,267
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	$19,651,127	$3,987,217
Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	$1,662,170	$361,460
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	$3,643,352	$775,930
Fair Value at the End of the Prior Year of Equity Awards that Failed.to Meet Vesting Conditions in the Year	$0	$(1,045,757)
Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$794,643	$140,680
Total	$45,056,928	$9,062,798
COMPENSATION ACTUALLY PAID	$49,091,343	$12,002,184

(*)
Compensation Actually Paid excludes the Stock Awards and Option Awards columns from the relevant fiscal year’s Summary Compensation Table total. The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. The Rule 402(v) Equity Values reflect the aggregate of the following components, as applicable: (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year and (iv) the value of dividend equivalents paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year. Equity values are calculated in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASC”) Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant or the Company’s approach to valuation employed in its financial statements.

Equity Valuation Assumption Difference, Footnote
PBRSU Valuation Assumptions
PBRSUs	Financial Metric Multiplier	TSR Realized Performance (Percentile)	Volatility	Risk-Free Interest Rate
2023 PBRSU	100% - 230%	50P - 75P	25.12%	4.09%
2024 PBRSU	100% - 230%	0P - 25P	27.59%	4.17%
Stock Option Valuation Assumptions
Grant Date	Expected Term (years)**	Strike Price	Volatility***	Dividend Yield***	Risk-Free Interest Rate***
4/1/2022	3.41 - 4.63	$57.71	29.83% - 29.93%	1.70% - 2.37%	4.21% - 4.25%
5/15/2022	2.80 - 3.80	$46.65	29.83% - 29.93%	1.70% - 2.37%	4.18% - 4.33%
4/1/2023	3.12 - 4.27	$44.37	29.83% - 29.93%	1.70% - 2.37%	4.19% - 4.28%

(**)
Expected term adjusted for moneyness is calculated as the midpoint between the weighted time to vest (considering both service and performance conditions) and the contractual term, and then adjusted based on the moneyness ratio as of the measurement date.

(***)
Implied volatility, dividend yield and Risk-free rate are computed as of the measurement date following similar methodology as grant date.

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. The following chart illustrates the relationship between CAP for our PEO (and prior PEO) and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Compensation Actually Paid vs. Net Income
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Net Income. The following chart illustrates the relationship between CAP for our PEO (and prior PEO) and the average CAP for our Non-PEO NEOs against the Company’s net income:

Compensation Actually Paid vs. Company Selected Measure
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s FX-Neutral Revenue. The following chart illustrates the relationship between CAP for our PEO (and second PEO) and the average CAP for our Non-PEO NEOs against the Company’s FX-Neutral Revenue.

Total Shareholder Return Vs Peer Group
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Non-PEO NEOs and the Company’s Cumulative TSR. The following chart illustrates the relationship between CAP for our PEO (and prior PEO) and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group.

Tabular List, Table

Most Important Financial Performance Measures:
•
FX-Neutral Revenue(1) (the company-selected measure)—broad topline financial metric reflecting GMV performance while incentivizing business development and growth

•
Non-GAAP Operating Margin—incentivizes operational efficiency and profitability

•
Non-GAAP Net Income—incentivizes operational efficiency and profitability while also reflecting capital structure and tax impacts

(1)
Calculated on a fixed foreign exchange basis. We define Foreign exchange neutral (“FX-Neutral”) net revenues as GAAP net revenues minus the exchange rate effect, which we calculate by applying prior period foreign currency exchange rates to current year transactional currency amounts, excluding hedging activity. We believe presenting FX-Neutral net revenues provides useful information to both management and investors by isolating the effects of foreign currency exchange rate fluctuations that may not be indicative of our core operating results. In addition, as we have historically reported certain FX-Neutral results to investors, we believe that continuing to include these FX-Neutral measures provides consistency in our financial reporting. FX-Neutral net revenues are non-GAAP financial measures that are not based on any comprehensive set of accounting rules or principles and may be calculated differently than other “FX-Neutral,” “constant currency,” or similarly titled measures used by other companies. FX-Neutral net revenues are not presented as an alternative to GAAP net revenues and should only be used to evaluate our results of operations in conjunction with GAAP net revenues.

Total Shareholder Return Amount				$ 187.04	129.19	120.01	188.89	141.16
Peer Group Total Shareholder Return Amount				299.72	219.4	139	193.58	143.89
Net Income (Loss)				$ 1,975,000,000	$ 2,767,000,000	$ (1,269,000,000)	$ 13,608,000,000	$ 5,667,000,000
Company Selected Measure Amount				10,281,000,000	10,060,000,000	10,115,000,000	10,232,000,000	8,868,000,000
PEO Name				Mr. Iannone
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Minimum				100.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Financial Metric Multiplier, Maximum				230.00%	230.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Minimum				0.00%	50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, TSR Realized Performance, Maximum				25.00%	75.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				27.59%	25.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.17%	4.09%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, minimum	3 years 1 month 13 days	2 years 9 months 18 days	3 years 4 months 28 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	4 years 3 months 7 days	3 years 9 months 18 days	4 years 7 months 17 days
Share Price	$ 44.37	$ 46.65	$ 57.71
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	29.83%	29.83%	29.83%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	29.93%	29.93%	29.93%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate Minimum	1.7	1.7	1.7
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate Maximum	2.37	2.37	2.37
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.19%	4.18%	4.21%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.28%	4.33%	4.25%
Measure:: 1
Pay vs Performance Disclosure
Name				FX-Neutral Revenue
Non-GAAP Measure Description
(4)
The Company has identified FX-Neutral Revenue as the company-selected measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link compensation actually paid to the PEO and the Other NEOs in 2024 to the Company’s performance. FX-Neutral Revenue was chosen from the following three most important financial performance measures used by the Company to link compensation actually paid to the PEO and other NEOs in 2024 to the Company’s performance:

Measure:: 2
Pay vs Performance Disclosure
Name				Non-GAAP Operating Margin
Measure:: 3
Pay vs Performance Disclosure
Name				Non-GAAP Net Income
Mr. Iannone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 20,349,650	$ 21,560,669	$ 16,950,325	$ 21,685,102	$ 34,835,839
PEO Actually Paid Compensation Amount				49,091,343	$ 24,813,140	$ (18,130,627)	$ 45,448,713	47,240,184
Mr. Schenkel [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								42,798,223
PEO Actually Paid Compensation Amount								$ 16,181,647
PEO | Mr. Iannone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(16,315,235)
PEO | Mr. Iannone [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				45,056,928
PEO | Mr. Iannone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,305,636
PEO | Mr. Iannone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				19,651,127
PEO | Mr. Iannone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,662,170
PEO | Mr. Iannone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,643,352
PEO | Mr. Iannone [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
PEO | Mr. Iannone [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				794,643
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,227,461)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,062,798
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,843,267
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,987,217
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				361,460
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				775,930
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,045,757)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 140,680